Financial Instruments - Summary of Maturity Analysis for Non-derivative Financial Liabilities (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)
Less than 1 month [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	$ 106,263,871	$ 3,387,436	$ 81,774,799
Less than 1 month [member] | Obligation under leases [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	128,731	4,104	167,887
Less than 1 month [member] | Non interest bearing [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	75,853,604	2,418,030	66,577,698
Less than 1 month [member] | Floating interest rate [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	19,644,085	626,206	9,865,888
Less than 1 month [member] | Fixed interest rate [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	10,637,451	339,096	5,163,326
1 to 3 months [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	58,836,660	1,875,571	66,802,249
1 to 3 months [member] | Obligation under leases [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	210,673	6,716	185,848
1 to 3 months [member] | Non interest bearing [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	46,653,157	1,487,190	39,954,390
1 to 3 months [member] | Floating interest rate [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	6,892,644	219,721	15,650,230
1 to 3 months [member] | Fixed interest rate [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	5,080,186	161,944	11,011,781
3 months to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	38,641,949	1,231,812	48,783,130
3 months to 1 year [member] | Obligation under leases [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	841,489	26,825	801,002
3 months to 1 year [member] | Non interest bearing [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	23,722,468	756,215	18,126,780
3 months to 1 year [member] | Floating interest rate [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	9,202,843	293,364	13,152,601
3 months to 1 year [member] | Fixed interest rate [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	4,875,149	155,408	16,702,747
1-5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	253,157,381	8,070,047	146,133,980
1-5 years [member] | Obligation under leases [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	3,048,712	97,186	2,676,514
1-5 years [member] | Non interest bearing [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	34,607,140	1,103,192	4,707,506
1-5 years [member] | Floating interest rate [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	200,799,083	6,400,991	115,539,867
1-5 years [member] | Fixed interest rate [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	14,702,446	468,678	23,210,093
More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	13,833,618	440,983	14,644,683
More than 5 years [member] | Obligation under leases [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	7,384,494	235,400	5,572,038
More than 5 years [member] | Non interest bearing [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	68,696	2,190	1,177,870
More than 5 years [member] | Floating interest rate [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	6,380,428	203,393	$ 7,894,775
More than 5 years [member] | Fixed interest rate [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	$ 0	$ 0